Schedule of Stock Options Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number Options, Outstanding	12,359,322	11,822,100
Weighted Average Exercise Price Beginning balance	$ 0.83	$ 0.20
Weighted Average Remaining Contractual Term, Outstanding	1 year 4 months 20 days
Number Options, Granted		806,283
Weighted Average Exercise Price, Granted		$ 10.00
Number Options, Exercised	(558,550)	(15,227)
Weighted Average Exercise Price, Excercised	$ 0.06	$ 0.06
Number Options, Cancelled or forfeited	(226,704)	(253,834)
Weighted Average Exercise Price, Cancelled or forfeited	$ 0.60	$ 0.81
Number Options, Outstanding	11,574,068	12,359,322	11,822,100
Weighted Average Exercise Price Ending balance	$ 0.87	$ 0.83	$ 0.20
Weighted Average Remaining Contractual Term, Outstanding	1 year 2 months 15 days	1 year 4 months 20 days	2 years 14 days
Number Options, Exercisable	7,068,725,000	7,168,669
Weighted Average Exercise Price, Options exercisable	$ 0.45	$ 0.39
Weighted Average Remaining Contractual Term, Options exercisable	1 year 1 month 2 days	1 year 3 months 21 days
Number Options, Vested and Expected to Vest	11,574,068	12,359,322
Weighted Average Exercise Price, Vested and expected to vest	$ 0.87	$ 0.83
Weighted Average Remaining Contractual Term, Vested and expected to vest	1 year 2 months 15 days
Weighted Average Remaining Contractual Term, Vested and expected to vest		1 year 4 months 20 days
Aggregate Intrinsic Value, Outstanding	$ 87,882,197	$ 68,407,495
Aggregate Intrinsic Value, Outstanding		87,882,197	$ 68,407,495
Aggregate Intrinsic Value, Options exercisable		54,157,031
Aggregate Intrinsic Value, Vested and expected to vest		87,882,197
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value		$ (54,157,031)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number Options, Outstanding	1,889,115
Weighted Average Exercise Price Beginning balance	$ 10.35
Weighted Average Remaining Contractual Term, Outstanding	3 years 1 month 6 days
Number Options, Granted		1,901,515
Weighted Average Exercise Price, Granted		$ 10.35
Number Options, Exercised
Weighted Average Exercise Price, Excercised
Number Options, Cancelled or forfeited	(56,011)	(12,400)
Weighted Average Exercise Price, Cancelled or forfeited	$ 10.00	$ 10.00
Number Options, Outstanding	1,833,104	1,889,115
Weighted Average Exercise Price Ending balance	$ 10.36	$ 10.35
Weighted Average Remaining Contractual Term, Outstanding	3 years 4 months 9 days	3 years 4 months 9 days
Number Options, Exercisable	218,999	85,771
Weighted Average Exercise Price, Options exercisable	$ 10.06	$ 10.00
Weighted Average Remaining Contractual Term, Options exercisable	2 years 6 months 25 days	2 years 9 months
Number Options, Vested and Expected to Vest	1,833,104	1,889,115
Weighted Average Exercise Price, Vested and expected to vest	$ 10.36	$ 10.35
Weighted Average Remaining Contractual Term, Vested and expected to vest	3 years 1 month 6 days	3 years 4 months 9 days
Aggregate Intrinsic Value, Outstanding	$ (4,549,597)
Aggregate Intrinsic Value, Outstanding		$ (4,549,597)
Aggregate Intrinsic Value, Options exercisable		176,680
Aggregate Intrinsic Value, Vested and expected to vest		(4,549,597)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value		$ (176,680)